Risks and Financial Instruments - Summary the position of hedging instruments (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Designated as hedge accounting [member]
Statement [Line Items]
Fair value	R$ 599,710		R$ 288,854
Designated as hedge accounting [member] | Foreign exchange swap [member]
Statement [Line Items]
Rates agreement-assets	USD + 4.58%
Rates agreement-liabilities	103.9% DI
Final maturity	nov-23
Notional amount | $		$ 185,000		$ 245,000
Fair value	R$ 298,889		69,298
Designated as hedge accounting [member] | Foreign exchange swap one [member]
Statement [Line Items]
Rates agreement-assets	USD + LIBOR-3M + 1.14%
Rates agreement-liabilities	105.0% DI
Final maturity	jun-22
Notional amount | $		50,000		150,000
Fair value	R$ 94,782		74,970
Designated as hedge accounting [member] | Interest rate swap contract [member]
Statement [Line Items]
Rates agreement-assets	4.57% + IPCA
Rates agreement-liabilities	95.8% DI
Final maturity	dec-25
Notional amount	R$ 806,054		806,054
Fair value	R$ 203,837		144,123
Designated as hedge accounting [member] | Interest rate swap contract one [member]
Statement [Line Items]
Rates agreement-assets	6.47%
Rates agreement-liabilities	99.9% DI
Final maturity	nov-24
Notional amount	R$ 90,000		90,000
Fair value	R$ 3,498		584
Designated as hedge accounting [member] | Zero cost collar [member]
Statement [Line Items]
Rates agreement-assets	Put USD 3.86
Rates agreement-liabilities	Call USD 4.33
Notional amount | $				60,000
Fair value			(121)
Designated as hedge accounting [member] | NDF [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	USD
Final maturity	jan-21
Notional amount | $		23,124
Fair value	R$ (733)
Designated as hedge accounting [member] | Term [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	Heating Oil / RBOB
Final maturity	jan-21
Notional amount | $		42,399
Fair value	R$ (563)
Not designated as hedge accounting [member]
Statement [Line Items]
Fair value	R$ 407,103		398,044
Not designated as hedge accounting [member] | Foreign exchange swap [member]
Statement [Line Items]
Rates agreement-assets	USD + 0.18%
Rates agreement-liabilities	55.5% DI
Notional amount | $		320,000		853,000
Fair value	R$ 519,260		353,451
Not designated as hedge accounting [member] | Foreign exchange swap one [member]
Statement [Line Items]
Rates agreement-assets	LIBOR-3M + 2.0%
Rates agreement-liabilities	105.9% DI
Notional amount | $				60,000
Fair value			48,535
Not designated as hedge accounting [member] | Foreign exchange swap two [member]
Statement [Line Items]
Rates agreement-assets	USD + 0.00%
Rates agreement-liabilities	33.5% DI
Notional amount | $				17,896
Fair value			(2,203)
Not designated as hedge accounting [member] | Foreign exchange swap three [member]
Statement [Line Items]
Rates agreement-assets	34.8% DI
Rates agreement-liabilities	USD + 0.00%
Notional amount | $				4,680
Fair value			612
Not designated as hedge accounting [member] | Interest rate swap contract [member]
Statement [Line Items]
Rates agreement-assets	1.9%
Rates agreement-liabilities	100% DI
Notional amount	R$ 1,300,000
Fair value	R$ (5)
Not designated as hedge accounting [member] | NDF [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	USD
Notional amount | $		$ 378,550		71,600
Fair value	R$ (112,152)		(1,080)
Not designated as hedge accounting [member] | Term [member]
Statement [Line Items]
Rates agreement-assets	BRL
Rates agreement-liabilities	Heating Oil / RBOB
Notional amount | $				$ 56,000
Fair value			R$ (1,271)